feb09cw
                         UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: MArch 31, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Cabot-Wellington, LLC
Address:  70 Federal Street, 7th Floor
          Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   R. Angus West
Title:  Executive Director
Phone:  (617) 451-1744

Signature, Place and Date of Signing:

 /s/ R. Angus West                 Boston, MA                May 11, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       48

Form 13F Information Table Value Total:  248,081


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                          FORM 13F INFORMATION TABLE
       COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4             COLUMN 5       COLUMN 6   COLUMN 7               COLUMN 8
                       TITLE OF             VALUE    SHARES OR     SH/   PUT/ INVESTMENT   OTHER             VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP    (X$1000)   PRN AMT      PRN   CALL DISCRETION  MANAGERS   SOLE         SHARED       NONE
Sample Company            COM                                      SH
    SOLE       NONE       0
	                COM                                      SH
 SOLE       NONE
CABOT                     COM   127055101      36383      852470   SH
  SOLE       NONE       36383
CABOT OIL & GAS           COM   127097103      28474      913510   SH
   SOLE       NONE       28474
SPDR GOLD TRUST           COM   78463V107      16544      102049   SH
    SOLE       NONE       16544
SPDR DB INTL GOVT IN      COM   78464A490      13244      219086   SH
  SOLE       NONE       13244
ENTERPRISE PRODUCTS       COM   293792107      11368      225247   SH
    SOLE       NONE       11368
TEVA PHARM ADR            COM   881624209      10416      231164   SH
      SOLE       NONE       10416
ORACLE                    COM   68389X105       9717      333215   SH
    SOLE       NONE        9717
ABBOTT LABORATORIES       COM   002824100       9455      154263   SH
      SOLE       NONE        9455
GOLAR LNG                 COM   G9456A100       9011      236809   SH
    SOLE       NONE        9011
GILEAD SCIENCES           COM   375558103       8630      176620   SH
     SOLE       NONE        8630
MAGELLAN MIDSTRM PRT      COM   559080106       7581      104792   SH
     SOLE       NONE        7581
SCHLUMBERGER              COM   806857108       7361      105267   SH
        SOLE       NONE        7361
QUALCOMM                  COM   747525103       7293      107160   SH
      SOLE       NONE        7293
EMC                       COM   268648102       7216      241500   SH
     SOLE       NONE        7216
STRYKER                   COM   863667101       7038      126860   SH
     SOLE       NONE        7038
CVS CAREMARK              COM   126650100       6332      141341   SH
       SOLE       NONE        6332
EXXON MOBIL               COM   30231G102       6249       72053   SH
     SOLE       NONE        6249
CABOT MICROELECTRN        COM   12709P103       5184      133325   SH
       SOLE       NONE        5184
ITAU UNIBANCO BM ADR      COM   465562106       4456      232205   SH
     SOLE       NONE        4456
MONSANTO                  COM   61166W101       3929       49265   SH
   SOLE       NONE        3929
STATE STREET              COM   857477103       3699       81290   SH
   SOLE       NONE        3699
CONOCOPHILLIPS            COM   20825C104       3483       45826   SH
      SOLE       NONE        3483
JOHNSON & JOHNSON         COM   478160104       3428       51970   SH
    SOLE       NONE        3428
UNITED TECHNOLOGIES       COM   913017109       2851       34376   SH
    SOLE       NONE        2851
PEPSICO                   COM   713448108       2146       32342   SH
    SOLE       NONE        2146
PROCTER & GAMBLE          COM   742718109       1786       26575   SH
     SOLE       NONE        1786
CHEVRON                   COM   166764100       1657       15455   SH
     SOLE       NONE        1657
BLACKSTONE GROUP LP       COM   09253U108       1542       96735   SH
     SOLE       NONE        1542
INT'L BUSINESS MACH       COM   459200101       1522        7293   SH
   SOLE       NONE        1522
CHINA YUCHAI INT'L        COM   G21082105       1134       71445   SH
  SOLE       NONE        1134
CHUBB                     COM   171232101        990       14320   SH
    SOLE       NONE         990
GENERAL ELECTRIC          COM   369604103        945       47085   SH
   SOLE       NONE         945
JPMORGAN CHASE & CO       COM   46625H100        922       20052   SH
   SOLE       NONE         922
BP ADR                    COM   055622104        758       16850   SH
   SOLE       NONE         758

AMGEN                     COM   031162100        680       10000   SH
   SOLE       NONE         680
VODAFONE GROUP ADR        COM   92857W209        613       22165   SH
     SOLE       NONE         613
HEWLETT-PACKARD           COM   428236103        591       24800   SH
     SOLE       NONE         591
ACACIA RSRCH-TECHLGY      COM   003881307        533       12759   SH
   SOLE       NONE         533
MERCK & CO.               COM   58933Y105        513       13371   SH
    SOLE       NONE         513
PFIZER                    COM   717081103        453       20000   SH
   SOLE       NONE         453
ISHARES S&P 500           COM   464287200        339        2400   SH
   SOLE       NONE         339
ISHARES MSCI EAFE IX      COM   464287465        326        5936   SH
    SOLE       NONE         326
ISHARES S&P GLBL CLN      COM   464288224        268       29500   SH
   SOLE       NONE         268
EMERSON ELECTRIC          COM   291011104        224        4300   SH
   SOLE       NONE         224
CENOVUS ENERGY            COM   15135U109        214        5965   SH
    SOLE       NONE         214
MICROSOFT                 COM   594918104        212        6575   SH
   SOLE       NONE         212
S&P DEPOSITARY RECPT      COM   78462F103        204        1450   SH
   SOLE       NONE         204
DELL                      COM   24702R101        166       10000   SH
   SOLE       NONE         166

